UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON D.C. 20549
                             FORM 13F
                     FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2007
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                             Cambridge Financial Group, Inc.
Address:                          4100 Horizons Drive
                                  Suite 200
                                  Columbus, OH  43220
13F File Number:

The institutional investment manager filing this report
and the person by whom it is signed hereby represent that
the person signing the report is authorized to submit it,
that all information contained herein is true, correct
and complete, and that it is understood that all required
items, statements, schedules, lists, and tables, are
considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:                 Gregory J. Bauer
Title:                Managing Director
Phone:                614-457-1530
Signature,            Place,                and Date of Signing:
                      Columbus, Ohio        02/13/2007
Report Type (Check only one.):
                               [ X]        13F HOLDINGS REPORT.
                               [  ]        13F NOTICE.
                               [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      30
Form 13F Information Table Value Total:      1154876
List of Other Included Managers:
No.  13F File Number

Information Table:

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
______________________________ ________________ _________ ________ ________ ___ ____ _______ ____________ ________ ________ ________
Apple Computer                  COM             037833100    48853   246632 SH       SOLE                   246632
ARCHER DANIELS MIDLAND CO       COM             039483102    52855  1138377 SH       SOLE                  1138377
AMAZON.COM                      COM             023135106    45227   488198 SH       SOLE                   488198
ALLEGHENY TECHNOLOGIES INC      COM             01741R102    31165   360711 SH       SOLE                   360711
BOEING CO                       COM             097023105    36740   420075 SH       SOLE                   420075
BIG LOTS INC                    COM             089302103    15116   945368 SH       SOLE                   945368
CATERPILLAR INC DEL             COM             149123101    38115   525286 SH       SOLE                   525286
CISCO SYS INC                   COM             17275R102    34910  1289628 SH       SOLE                  1289628
CSX CORP                        COM             126408103    44582  1013684 SH       SOLE                  1013684
DIRECTV GROUP INC               COM             25459L106    36055  1559468 SH       SOLE                  1559468
EMC Corporation                 COM             268648102    37430  2019942 SH       SOLE                  2019942
EMERSON ELEC CO                 COM             291011104    46457   819934 SH       SOLE                   819934
GENERAL ELECTRIC CO             COM             369604103    35221   950122 SH       SOLE                   950122
GOLDMAN SACHS GROUP INC         COM             38141G104    39080   181724 SH       SOLE                   181724
GOODYEAR TIRE & RUBR CO         COM             382550101    27300   967397 SH       SOLE                   967397
HEWLETT PACKARD CO              COM             428236103    43901   869663 SH       SOLE                   869663
INTERNATIONAL BUSINESS MACHS    COM             459200101    40758   377039 SH       SOLE                   377039
Juniper Networks                COM             48203R104    30280   912042 SH       SOLE                   912042
LEHMAN BROS HLDGS INC           COM             524908100    29570   451863 SH       SOLE                   451863
MCDONALDS CORP                  COM             580135101    46603   791092 SH       SOLE                   791092
MONSANTO CO NEW                 COM             61166W101    55711   498803 SH       SOLE                   498803
Nat'l Oilwell Varco             COM             637071101    44228   602074 SH       SOLE                   602074
ORACLE CORP                     COM             68389X105    44258  1960036 SH       SOLE                  1960036
PFIZER INC                      COM             717081103    26897  1183344 SH       SOLE                  1183344
ROHM & HAAS CO                  COM             775371107    38672   728706 SH       SOLE                   728706
DONNELLEY R R & SONS CO         COM             257867101    38414  1017860 SH       SOLE                  1017860
Schlumberger                    COM             806857108    29105   295873 SH       SOLE                   295873
AT&T INC                        COM             00206R102    46406  1116605 SH       SOLE                  1116605
TEREX CORP NEW                  COM             880779103    32605   497260 SH       SOLE                   497260
WAL MART STORES INC             COM             931142103    38362   807120 SH       SOLE                   807120